Provision for credit loss allowance - Summary of provision for allowance for credit loss on financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for allowance for credit loss [Line Items]
Allowance provided for credit loss	₩ (2,110,087)	₩ (2,017,585)	₩ (2,244,639)
Allowance provided (reversed) for credit loss	(2,002,965)	(2,013,274)	(2,244,503)
Allowance Reversed For Credit Loss	107,122	4,311	136
Loans at amortized cost net category
Provision for allowance for credit loss [Line Items]
Allowance provided for credit loss	(2,014,137)	(1,862,013)	(2,114,442)
Others
Provision for allowance for credit loss [Line Items]
Allowance provided for credit loss	(70,035)	(113,662)	(90,770)
Securities at FVOCI
Provision for allowance for credit loss [Line Items]
Allowance provided for credit loss	(25,915)	0	(2,271)
Allowance Reversed For Credit Loss	0	2,699	0
Unused credit line and financial guarantee
Provision for allowance for credit loss [Line Items]
Allowance provided for credit loss	0	(41,910)	(37,156)
Allowance Reversed For Credit Loss	105,879	0	0
Securities at amortized cost
Provision for allowance for credit loss [Line Items]
Allowance Reversed For Credit Loss	₩ 1,243	₩ 1,612	₩ 136